Investments in affiliates and joint ventures - Ownership Percentages (Details)	12 Months Ended
Dec. 31, 2019
Kivalliq Services Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	33.33%
HRN Contracting Ltd.
Variable Interest Entity [Line Items]
NL Partnership Interest in equity method investments	33.33%
Amik Nuna Forestry Services | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	50.00%
Aroland Nuna | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Fond Du Lac Nuna | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Mahiikanuk Nuna | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Met Nuna | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	75.00%
Nuna Bauer | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	50.00%
EDC Nuna Contracting | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	70.00%
Attawapiskat Nuna | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	75.00%
Deton Cho Nuna | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	60.00%
Nuna Deton Cho Winter Road Services | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	75.00%
Nuna Deton Cho Contracting | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	100.00%